COMMITMENTS (Narrative) (Details) (USD $)	1 Months Ended
	Jul. 31, 2011	Feb. 29, 2012	Jan. 31, 2012	Dec. 08, 2010
Lease agreement				5 years
Capital Lease Obligations, Current				$ 6,954
Capital Lease Obligations, Noncurrent				7,289
Operating Leases, Rent Expense, Net	2,500
Other Commitment		$ 15,000	$ 15,000